COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments, other commitments, liability, fiscal year maturity
Amount
The remainder of 2024	$32,417
2025	35,910
2026	34,139
2027	17,150
Total contractual obligations	$119,616